Inventories	12 Months Ended
Mar. 31, 2018
Inventories [Abstract]
Inventories
Inventories

	2018	2017
	$	$
Raw materials	42,511	27,670
Work in progress	8,673	5,746
Finished goods	114,188	92,048
Total inventories at the lower of cost and net realizable value	165,372	125,464

Included in inventory as at March 31, 2018 are provisions for obsolescence and inventory shrinkage in the amount of $13,367 (2017 - $4,900).
Amounts charged to cost of sales comprise the following:

	2018	2017	2016
	$	$	$
Cost of goods manufactured	238,724	189,898	143,857
Depreciation and amortization	4,845	1,811	1,349
	243,569	191,709	145,206